Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies
Commitments and Contingencies - Charter Hire Receivable (Table)

Amount
December 31, 2025	$634,080
December 31, 2026	462,024
December 31, 2027	327,105
December 31, 2028	108,599
December 31, 2029	47,748
Total minimum lease revenue, net of address commissions	$1,579,556